Investment in Associates (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of associates [abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates
	Number of shares	Amount	Value of NUAG’s common shares per quoted market price
Balance, April 1, 2021	43,917,216	$50,399	$181,257
Purchase from open market	125,000	352
Share of net loss		(1,715)
Share of other comprehensive income		95
Foreign exchange impact		306
Balance, March 31, 2022	44,042,216	$49,437	$140,275
Purchase from open market	309,400	874
Share of net loss		(2,411)
Share of other comprehensive loss		(894)
Foreign exchange impact		(3,753)
Balance, March 31, 2023	44,351,616	$43,253	$119,621

			Value of TIN’s
	Number of		common shares per
	shares	Amount	quoted market price
Balance, April 1, 2021	11,514,285	$3,058	$15,108
Participation in private placement	4,000,000	4,960
Share of net loss		(473)
Foreign exchange impact		(141)
Balance, March 31, 2022	15,514,285	$7,404	$6,208
Participation in private placement	4,000,000	1,181
Dilution loss		(107)
Share of net loss		(490)
Share of other comprehensive income		8
Foreign exchange impact		(554)
Balance, March 31, 2023	19,514,285	$7,442	$6,777

Schedule of Financial Information for Investment
	Years ended March 31,
	2023(1)	2022(1)
Net loss attributable to NUAG’s shareholders as reported by NUAG	$(8,569)	$(6,055)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG	(3,161	334
Comprehensive loss of NUAG qualified for pick-up	$(11,730)	$(5,721)
Company’s share of net loss	(2,411)	(1,715)
Company’s share of other comprehensive income (loss)	(894)	95
Company’s share of comprehensive loss	$(3,305)	$(1,620)

(1) NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

	Year ended March 31,
	2023(1)	2022(1)
Net loss attributable to TIN’s shareholders as reported by TIN	$(1,666)	$(1,607)

Other comprehensive income attributable to TIN’s shareholders as reported by TIN	30	-
Comprehensive loss of TIN qualified for pick-up	(1,636)	(1,607)
Company’s share of net loss	(490)	(473)
Company’s share of other comprehensive income	8	-
Company’s share of comprehensive loss	$(482)	$(473)

(1) WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

Schedule of Consolidated Financial Statements
As at	March 31, 2023	March 31, 2022
Current assets	$12,020	$37,075
Non-current assets	107,788	88,171
Total assets	$119,808	$125,246
Current liabilities	3,493	2,353
Total liabilities	3,493	2,353

Net assets	$116,315	$122,893
Non-controlling interests	(88)	(24)
Total equity attributable to equity holders of NUAG	$116,403	$122,917
Company’s share of net assets of associate	$32,794	$34,670

As at	March 31, 2023	March 31, 2022
Current assets	$2,640	$3,068
Non-current assets	20,701	19,159
Total assets	$23,341	$22,227
Current liabilities	746	575
Long-term liabilities	-	5
Total liabilities	746	580

Net assets	$22,595	$21,647
Company’s share of net assets of associate	$6,625	$6,341